Operating Revenue (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenues From Contract With Customer [Line Items]
Contract asset balances	$ 40	$ 42
Contract liability balances	77	106
Revenue recognized from contract liability balances	85
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Contract asset balances	55	58
Contract liability balances	35	49
Revenue recognized from contract liability balances	25
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Contract liability balances	21	$ 22
Revenue recognized from contract liability balances	$ 22